Deferred revenue (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Deferred revenue [Line Items]
Deferred revenue, current	¥ 951,616	$ 138,407	¥ 758,044
Deferred revenue, non-current	91,710	$ 13,339	57,718
Live streaming [Member]
Deferred revenue [Line Items]
Deferred revenue, current	842,040		637,346
Deferred revenue, non-current	80,734		45,267
Others [Member]
Deferred revenue [Line Items]
Deferred revenue, current	109,576		120,698
Deferred revenue, non-current	¥ 10,976		¥ 12,451